UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

The Investment Company of America®
Investment portfolio

September 30, 2006
		unaudited

		Market value
Common stocks — 83.40%	Shares	(000)

ENERGY — 8.64%
Baker Hughes Inc.	7,825,000	$ 533,665
Chevron Corp.	20,202,278	1,310,320
ConocoPhillips	11,843,340	705,034
Exxon Mobil Corp.	7,681,500	515,429
Halliburton Co.	5,040,000	143,388
Hess Corp.	3,546,300	146,888
Marathon Oil Corp.	7,550,000	580,595
Murphy Oil Corp.	4,100,000	194,955
Occidental Petroleum Corp.	2,000,000	96,220
Royal Dutch Shell PLC, Class A (ADR)	17,970,000	1,187,817
Royal Dutch Shell PLC, Class B	833,265	28,271
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	162,095
Schlumberger Ltd.	22,950,000	1,423,588
TOTAL SA	5,280,000	346,632
		7,374,897

MATERIALS — 3.69%
Air Products and Chemicals, Inc.	2,750,000	182,518
Alcoa Inc.	10,806,400	303,012
Barrick Gold Corp.	23,786,250	730,714
Barrick Gold Corp. (Canada)	1,114,350	34,233
Dow Chemical Co.	11,795,950	459,806
E.I. du Pont de Nemours and Co.	3,250,000	139,230
International Paper Co.	6,997,235	242,314
MeadWestvaco Corp.	4,085,000	108,293
Newmont Mining Corp.	9,500,000	406,125
PPG Industries, Inc.	1,500,000	100,620
Rio Tinto PLC	7,818,125	369,721
Weyerhaeuser Co.	1,175,000	72,298
		3,148,884

INDUSTRIALS — 9.79%
3M Co.	1,400,000	104,188
Boeing Co.	7,300,000	575,605
Burlington Northern Santa Fe Corp.	4,000,000	293,760
Caterpillar Inc.	8,000,000	526,400
Cummins Inc.	1,700,000	202,691
Deere & Co.	4,400,000	369,204
FedEx Corp.	1,500,000	163,020
General Dynamics Corp.	6,745,800	483,472
General Electric Co.	48,850,000	1,724,405
Illinois Tool Works Inc.	7,400,000	332,260
Mitsubishi Corp.	4,035,000	75,861
Northrop Grumman Corp.	3,400,000	231,438
Parker Hannifin Corp.	1,790,400	139,168
Raytheon Co.	3,399,800	163,224
Siemens AG	2,680,000	233,910
Southwest Airlines Co.	9,000,000	149,940
Tyco International Ltd.	47,160,100	1,320,011
Union Pacific Corp.	1,500,000	132,000
United Parcel Service, Inc., Class B	4,965,700	357,232
United Technologies Corp.	10,190,000	645,537
Waste Management, Inc.	3,567,100	130,841
		8,354,167

CONSUMER DISCRETIONARY — 8.91%
Best Buy Co., Inc.	15,517,300	831,107
Carnival Corp., units	13,000,000	611,390
CBS Corp., Class B	1,250,000	35,213
Clear Channel Communications, Inc.	8,119,700	234,253
Comcast Corp., Class A1	2,857,900	105,314
Ford Motor Co.	2,500,000	20,225
General Motors Corp.	18,230,000	606,330
Harley-Davidson, Inc.	2,000,000	125,500
Honda Motor Co., Ltd.	2,265,000	76,152
Kohl’s Corp.[1]	1,600,000	103,872
Liberty Media Holding Corp., Liberty Capital, Series A1	814,000	68,026
Liberty Media Holding Corp., Liberty Interactive, Series A1	2,945,000	60,019
Limited Brands, Inc.[2]	20,042,743	530,932
Lowe’s Companies, Inc.	53,236,600	1,493,819
McDonald’s Corp.	1,600,000	62,592
Target Corp.	22,475,000	1,241,744
Time Warner Inc.	18,250,000	332,697
TJX Companies, Inc.	9,730,900	272,757
Toyota Motor Corp.	11,050,000	600,788
Viacom Inc., Class B1	3,250,000	120,835
Walt Disney Co.	2,250,000	69,547
		7,603,112

CONSUMER STAPLES — 9.04%
Altria Group, Inc.	47,500,000	3,636,125
Anheuser-Busch Companies, Inc.	3,500,000	166,285
Avon Products, Inc.	9,520,000	291,883
Coca-Cola Co.	6,320,000	282,378
General Mills, Inc.	4,535,000	256,681
H.J. Heinz Co.	2,750,000	115,307
Kraft Foods Inc., Class A	2,100,000	74,886
PepsiCo, Inc.	14,200,000	926,692
Procter & Gamble Co.	500,000	30,990
Reynolds American Inc.	8,923,332	552,979
Sara Lee Corp.	12,101,100	194,465
SYSCO Corp.	1,300,000	43,485
Unilever NV (New York registered)	6,450,000	158,283
UST Inc.	2,000,000	109,660
Walgreen Co.	11,595,000	514,702
Wal-Mart Stores, Inc.	7,250,000	357,570
		7,712,371

HEALTH CARE — 9.15%
Abbott Laboratories	14,364,443	$ 697,537
Aetna Inc.	11,975,000	473,611
AstraZeneca PLC (ADR)	4,534,500	283,406
AstraZeneca PLC (Sweden)	4,909,500	306,119
AstraZeneca PLC (United Kingdom)	5,393,900	336,943
Becton, Dickinson and Co.	1,500,000	106,005
Bristol-Myers Squibb Co.	28,250,000	703,990
Cardinal Health, Inc.	2,400,000	157,776
Eli Lilly and Co.	13,785,000	785,745
HCA Inc.	3,500,000	174,615
Johnson & Johnson	600,000	38,964
McKesson Corp.	2,600,000	137,072
Medco Health Solutions, Inc.[1]	971,000	58,367
Merck & Co., Inc.	19,750,000	827,525
Novartis AG (ADR)	256,556	14,993
Pfizer Inc	10,750,000	304,870
Roche Holding AG	5,035,000	870,923
Schering-Plough Corp.	18,486,300	408,362
UnitedHealth Group Inc.	11,000,000	541,200
WellPoint, Inc.[1]	6,425,000	495,046
Wyeth	1,685,000	85,665
		7,808,734

FINANCIALS — 11.70%
Allstate Corp.	1,000,000	62,730
American International Group, Inc.	10,713,900	709,903
Aon Corp.	1,300,000	44,031
Bank of America Corp.	12,834,320	687,535
Berkshire Hathaway Inc., Class A1	3,050	292,190
Capital One Financial Corp.	3,000,000	235,980
Chubb Corp.	2,000,000	103,920
Citigroup Inc.	31,310,000	1,555,168
Fannie Mae	25,865,600	1,446,146
Freddie Mac	5,750,000	381,397
Hartford Financial Services Group, Inc.	2,250,000	195,187
HSBC Holdings PLC (United Kingdom)	17,037,111	310,702
HSBC Holdings PLC (ADR)	1,079,588	98,815
J.P. Morgan Chase & Co.	14,750,001	692,660
Lloyds TSB Group PLC	15,000,000	151,443
Marsh & McLennan Companies, Inc.	7,550,000	212,532
National City Corp.	7,600,000	278,160
PNC Financial Services Group, Inc.	3,200,000	231,808
U.S. Bancorp	3,500,000	116,270
Wachovia Corp.	4,700,000	262,260
Washington Mutual, Inc.	25,400,000	1,104,138
Wells Fargo & Co.	18,660,000	675,119
XL Capital Ltd., Class A	2,000,000	137,400
		9,985,494

INFORMATION TECHNOLOGY — 13.22%
Altera Corp.[1]	5,500,000	101,090
Analog Devices, Inc.	8,050,000	236,590
Applied Materials, Inc.	16,950,000	300,523
Automatic Data Processing, Inc.	5,875,000	278,123
Canon, Inc.	2,700,000	140,854
Cisco Systems, Inc.[1]	32,170,400	739,919
Corning Inc.[1]	11,000,000	268,510
eBay Inc.[1]	4,000,000	113,440
Electronic Data Systems Corp.	1,500,000	36,780
First Data Corp.	2,600,000	109,200
Google Inc., Class A1	225,000	90,428
Hewlett-Packard Co.	22,400,000	821,856
Intel Corp.	36,140,000	743,400
International Business Machines Corp.	11,820,000	968,531
KLA-Tencor Corp.	1,825,000	81,158
Linear Technology Corp.	7,100,000	220,952
Maxim Integrated Products, Inc.	12,929,400	362,928
Micron Technology, Inc.[1]	10,000,000	174,000
Microsoft Corp.	54,310,000	1,484,292
Motorola, Inc.	8,000,000	200,000
Nokia Corp.	15,627,550	310,461
Nokia Corp. (ADR)	10,387,350	204,527
Oracle Corp.[1]	82,770,100	1,468,342
Sabre Holdings Corp., Class A	1,000,000	23,390
Samsung Electronics Co., Ltd.	744,000	522,271
Solectron Corp.[1]	4,122,200	13,438
Sun Microsystems, Inc.[1]	25,010,000	124,300
Taiwan Semiconductor Manufacturing Co. Ltd.	159,743,480	288,204
Texas Instruments Inc.	20,570,200	683,959
Xilinx, Inc.	7,650,000	167,917
		11,279,383

TELECOMMUNICATION SERVICES — 5.85%
ALLTEL Corp.	2,000,000	111,000
AT&T Inc.	68,305,497	2,224,027
BellSouth Corp.	32,100,000	1,372,275
Qwest Communications International Inc.[1]	26,829,700	233,955
Sprint Nextel Corp., Series 1	47,085,000	807,508
Verizon Communications Inc.	2,183,200	81,062
Vodafone Group PLC	71,187,500	162,862
		4,992,689

UTILITIES — 2.28%
American Electric Power Co., Inc.	1,000,000	36,370
Dominion Resources, Inc.	7,131,912	545,520
Duke Energy Corp.	4,000,000	120,800
E.ON AG	2,400,000	284,613
Exelon Corp.	5,275,500	319,379
FirstEnergy Corp.	1,138,500	63,596
FPL Group, Inc.	3,800,000	171,000
PPL Corp.	2,900,000	95,410
Public Service Enterprise Group Inc.	5,000,000	305,950
		1,942,638

MISCELLANEOUS — 1.13%
Other common stocks in initial period of acquisition		967,882

Total common stocks (cost: $48,404,580,000)		71,170,251

		unaudited

		Market value
Warrants — 0.00%	Shares	(000)

INDUSTRIALS — 0.00%
Raytheon Co., warrants, expire 2011[1]	148,257	$2,116

Total warrants (cost: $1,835,000)		2,116

	Shares or
Convertible securities — 0.30%	principal amount

FINANCIALS — 0.11%
Fannie Mae 5.375% convertible preferred	970	93,120

TELECOMMUNICATION SERVICES — 0.19%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	163,250

Total convertible securities (cost: $190,488,000)		256,370

	Principal amount
Short-term securities — 16.11%	(000)

3M Co. 5.17-5.20% due 11/17-12/19/2006	$ 133,200	132,077
Abbott Laboratories 5.18% due 11/14/2006[3]	15,000	14,903
AIG Funding, Inc. 5.23-5.235% due 11/2-12/13/2006	55,000	54,594
American General Finance Corp. 5.22% due 12/14/2006	25,000	24,733
International Lease Financial Corp. 5.235-5.33% due 10/19-10/26/2006	198,800	198,171
American Express Credit Corp. 5.21-5.26% due 10/12-12/11/2006	200,000	198,964
AT&T Inc. 5.27% due 10/3/2006[3]	50,000	49,978
Atlantic Industries 5.29% due 10/2/2006[3]	46,000	45,986
Coca-Cola Co. 5.21% due 10/2-10/12/2006	85,000	84,903
Bank of America Corp. 5.22-5.372% due 10/27-12/28/2006	175,000	173,382
Ranger Funding Co. LLC 5.25-5.36% due 10/3-11/10/2006[3]	206,126	205,431
Becton, Dickinson and Co. 5.22% due 10/16/2006	25,000	24,941
CAFCO, LLC 5.25-5.39% due 10/2-11/3/2006[3]	174,000	173,664
Ciesco LLC 5.26-5.36% due 10/3-12/4/2006[3]	154,300	153,747
Citigroup Funding Inc. 5.25-5.27% due 10/11-10/18/2006	125,000	124,734
Caterpillar Financial Services Corp. 5.21% due 10/23/2006	35,000	34,883
Chevron Funding Corp. 5.20-5.21% due 10/31-11/20/2006	131,500	130,606
CIT Group, Inc. 5.24-5.27% due 10/12-11/16/2006	199,498	198,623
Clipper Receivables Co., LLC 5.25-5.36% due 10/6-12/15/2006[3]	425,070	423,631
Colgate-Palmolive Co. 5.19% due 10/27-10/31/2006[3]	44,179	43,986
Concentrate Manufacturing Co. of Ireland 5.19% due 10/23/2006[3]	35,000	34,884
E.I. duPont de Nemours and Co. 5.19-5.20% due 10/20-11/8/2006[3]	154,830	154,210
Edison Asset Securitization LLC 5.25-5.36% due 10/30-12/18/2006[3]	150,306	149,315
General Electric Capital Services, Inc. 5.25-5.36% due 10/10-11/6/2006	206,000	205,316
General Electric Co. 5.23% due 12/13/2006	45,700	45,202
Fannie Mae 3.00-5.30% due 10/2-3/2/2007	1,553,811	1,542,898
FCAR Owner Trust I 5.28-5.37% due 10/6-10/17/2006	175,000	174,656
Federal Farm Credit Banks 4.97-5.22% due 10/12-3/5/2007	526,000	521,798
Federal Home Loan Bank 4.98-5.265% due 10/11-12/22/2006	1,803,001	1,792,140
Freddie Mac 5.075-5.27% due 10/2-3/19/2007	2,269,222	2,247,894
Gannett Co. 5.18-5.21% due 10/13-11/21/2006[3]	177,650	176,588
General Dynamics Corp. 5.18% due 12/1/2006[3]	75,000	74,342
Harvard University 5.24% due 10/10/2006	40,000	39,939
Hershey Co. 5.21% due 11/21/2006[3]	35,000	34,732
HSBC Finance Corp. 5.21-5.33% due 10/3-11/3/2006	325,000	324,431
IBM Capital Inc. 5.21% due 12/6/2006[3]	24,556	24,323
IBM Corp. 5.17% due 11/17/2006[3]	50,000	49,648
International Bank for Reconstruction and Development 5.11-5.15% due 10/10-11/21/2006	854,283	851,169
Kimberly-Clark Worldwide Inc. 5.20-5.21% due 10/17/2006[3]	63,800	63,643
NetJets Inc. 5.20% due 10/11-10/26/2006[3]	80,000	79,770
Park Avenue Receivables Co., LLC 5.22-5.26% due 10/13-12/12/2006[3]	306,026	304,018
Preferred Receivables Funding Corp. 5.24-5.25% due 10/2-11/14/2006[3]	124,800	124,547
Pitney Bowes Inc. 5.20% due 10/23-10/30/2006[3]	37,850	37,711
Private Export Funding Corp. 5.27-5.36% due 10/25-11/13/2006[3]	136,285	135,516
Scripps (E.W.) Co. 5.21% due 10/18/2006[3]	25,000	24,935
Tennessee Valley Authority 5.135-5.145% due 11/2-12/14/2006	123,800	122,770
Three Pillars Funding, LLC 5.25-5.40% due 10/2-12/27/2006[3]	193,945	193,328
Triple-A One Funding Corp. 5.26% due 10/20/2006[3]	45,740	45,606
U.S. Treasury Bills 4.77-4.91% due 10/12-2/1/2007	560,700	555,541
Union Bank of California 5.29-5.35% due 10/5-12/15/2006	150,000	149,998
UnionBanCal Commercial Funding Corp. 5.24% due 11/16/2006	30,000	29,801
United Parcel Service Inc. 5.17% due 10/6/2006	25,000	24,978
Variable Funding Capital Corp. 5.245-5.34% due 10/5-11/7/2006[3]	343,000	342,000
Wal-Mart Stores Inc. 5.20-5.24% due 10/3-12/19/2006[3]	429,400	427,047
Wells Fargo Bank, N.A. 5.27% due 10/25-10/31/2006	150,000	150,000

Total short-term securities (cost: $13,745,536,000)		13,746,631

Total investment securities (cost: $62,342,439,000)		85,175,368
Other assets less liabilities		165,573

Net assets		$85,340,941

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,587,489,000, which represented 4.20% of the net assets of the fund.

ADR = American Depositary Receipts

                                                                                            unaudited

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2006, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 9/30/06
Company	shares	Purchases	Sales	shares	(000)	(000)

Limited Brands, Inc.	20,749,000	—	706,657	20,042,743	$9,019	$530,932

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$23,404,255
Gross unrealized depreciation on investment securities	(589,229)
Net unrealized appreciation on investment securities	22,815,026
Cost of investment securities for federal income tax purposes	62,360,342

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-904-0806-S6917

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and Chief Executive Officer

Date: November 28, 2006

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: November 28, 2006